RELATED PARTY TRANSACTIONS (Details)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 GBP (£)
Fernie Castle
RELATED PARTY TRANSACTIONS
Lease rent	$ 231,042	£ 182,500
Fernie Castle | Mansions Estate Agent Ltd
RELATED PARTY TRANSACTIONS
Lease rent	$ 231,042	£ 182,500
Period of notice in advance for termination of lease without penalty	1 month	1 month
Inter-company rent income	$ 109,735
Robin Hill
RELATED PARTY TRANSACTIONS
Lease rent	$ 191,163	£ 151,000
Period of notice in advance for termination of lease without penalty	1 month	1 month
Inter-company rent income	$ 90,794
Robin Hill | Mansions Estate Agent Ltd
RELATED PARTY TRANSACTIONS
Lease rent	$ 191,163	£ 151,000
Period of notice in advance for termination of lease without penalty	1 month	1 month
Inter-company rent income	$ 90,794